Investment Securities (Narrative) (Details) (USD $)	3 Months Ended	12 Months Ended												3 Months Ended
	Dec. 31, 2011 years	Dec. 31, 2011 years	Dec. 31, 2010	Dec. 31, 2009	Mar. 31, 2011	Dec. 31, 2011 U.S. Treasury And Sponsored Entities Callable Notes [Member]	Dec. 31, 2011 U.S. Treasury And Sponsored Entities Discount Notes [Member]	Dec. 31, 2011 Collateralized Mortgage-Backed Securities [Member]	Dec. 31, 2011 Residential Mortgage-Backed Securities [Member]	Dec. 31, 2011 U.S. Government Sponsored Entities Asset-Backed Securities [Member]	Jun. 30, 2011 U.S. Government Sponsored Entities Asset-Backed Securities [Member]	Mar. 31, 2011 U.S. Government Sponsored Entities Asset-Backed Securities [Member]	Dec. 31, 2010 U.S. Government Sponsored Entities Asset-Backed Securities [Member]	Dec. 31, 2011 U.S. Government Sponsored Entity Mortgage-Backed Securities [Member]	Sep. 30, 2011 U.S. Government Sponsored Entity Mortgage-Backed Securities [Member]	Jun. 30, 2011 U.S. Government Sponsored Entity Mortgage-Backed Securities [Member]	Dec. 31, 2010 U.S. Government Sponsored Entity Mortgage-Backed Securities [Member]	Dec. 31, 2009 U.S. Government Sponsored Entity Mortgage-Backed Securities [Member]	Mar. 31, 2011 U.S. Government Agency Mortgage-Backed Securities [Member]
Schedule of Investments [Line Items]
Available-for-sale securities						$ 269,100,000	$ 100,900,000				$ 191,000,000	$ 105,400,000		$ 45,700,000	$ 212,800,000		$ 460,200,000	$ 204,300,000
Other than temporary impairment on investment securities			23,000	613,000
Number in years until U.S. government residential mortgage-backed securities mature		15
Amortized cost of securities available-for-sale	801,147,000	801,147,000	1,274,258,000					0	427,300,000	427,300,000			990,204,000
Amortized cost of securities held-to-maturity								818,200,000	100,000
Federal reserve bank stock	6,900,000	6,900,000	6,900,000
Federal home loan bank stock	60,700,000	60,700,000	61,800,000
Callable securities final maturity in years, minimum		9
Callable securities final maturity in years, maximum	10	10
Federal Home Loan Bank (FHLB) advance borrowings	1,548,000,000	1,548,000,000	1,481,000,000
money pledged for government and trust department deposits	813,000,000	813,000,000	736,000,000
money pledged to secure repurchase agreements	669,000,000	669,000,000	668,000,000
Percentage of amount greater than shareholder's equity			10.00%
Proceeds from sale of investment securities		610,000,000
Proceeds from sale of investment securities, pre-tax gain		28,800,000
Money pledged as collateral for FHLB advance borrowings	66,000,000	66,000,000	77,000,000
Available-for-sale securities, pre-tax gain	19,530,000	19,530,000	34,740,000							16,995,000			30,633,000		3,500,000	15,400,000	11,900,000	7,300,000	6,600,000
Municipal securities sold	900,000	900,000			1,000,000
Held-to-maturity securities	820,224,000	820,224,000	673,570,000											24,300,000
Held-to-maturity securities, pretax gain														3,400,000
Municipal securities, pretax gain	$ 15,000